SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

Subsequent to December 31, 2024, the Company issued 371,250 common shares through the exercise of 371,250 stock options at an average exercise price of C$1.38 for proceeds of C$513.

Subsequent to December 31, 2024, Silver Wolf Exploration Ltd. (“Silver Wolf”) provided notice of their intention to exercise the final payment associated with the Option Agreement (see Note 8 for details). At the date of the consolidated financial statements, title transfer is in process and no shares of Silver Wolf have been issued to the Company.